Document and Entity Information	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2024
Entity Registrant Name	FORWARD AIR CORPORATION
Entity Incorporation State Country Code	TN
Entity File Number	000-22490
Entity Tax Identification Number	62-1120025
Entity Address Address Line 1	1915 Snapps Ferry Road
Entity Address Address Line 2	Building N
Entity Address City Or Town	Greeneville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37745
City Area Code	423
Local Phone Number	636-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FWRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000912728